Employee benefits (Details 7) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,796)	$ (1,807)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2,021	2,033
Actuarial assumption of employee turnover rate [Member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(236)	(237)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 263	$ 265